RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN (Details) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	$ 2,074,888	$ 9,787,196
Operating limited partnership rents received in advance	2,468	13,134
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(4,803,963)	(8,810,810)
Other	4,467,718	14,169,885
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(5,185,654)	(6,894,299)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(2,566,426)	(2,514,249)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(3,260,198)	(13,573,039)
Income (loss) for tax return purposes	(9,271,167)	(7,822,182)
Series Twenty [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	128,979	(6,894)
Operating limited partnership rents received in advance	0	50
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(370,966)	(22,179)
Other	0	733,304
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	(41,124)
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	401
Difference due to fiscal year for book purposes and calendar year for tax purposes	416,294	(17,657)
Income (loss) for tax return purposes	174,307	645,901
Series Twenty One [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	0	9,244
Operating limited partnership rents received in advance	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	(250,346)
Other	0	0
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	0
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	0	951,647
Income (loss) for tax return purposes	0	710,545
Series Twenty Two [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(38,144)	(59,412)
Operating limited partnership rents received in advance	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(183,720)	29,212
Other	0	2
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	(61,031)
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	(21,871)
Difference due to fiscal year for book purposes and calendar year for tax purposes	895,502	(13,333)
Income (loss) for tax return purposes	673,638	(126,433)
Series Twenty Three [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(27,002)	943,256
Operating limited partnership rents received in advance	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(419,134)	(1,156,287)
Other	0	(225,288)
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	(36,752)
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	(29,857)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(385,841)	(320,484)
Income (loss) for tax return purposes	(831,977)	(825,412)
Series Twenty Four [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(46,494)	21,331
Operating limited partnership rents received in advance	0	777
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	0
Other	429,850	(18,366)
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(175,680)	(164,872)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(20,474)	(35,635)
Difference due to fiscal year for book purposes and calendar year for tax purposes	21,373	(109,573)
Income (loss) for tax return purposes	208,575	(306,338)
Series Twenty Five [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	0	34,406
Operating limited partnership rents received in advance	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	0
Other	0	0
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	0
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	0	151,588
Income (loss) for tax return purposes	0	185,994
Series Twenty Six [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(87,819)	(35,421)
Operating limited partnership rents received in advance	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	0
Other	375,460	1,333,631
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(432,921)	(366,786)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(83,591)	(91,645)
Difference due to fiscal year for book purposes and calendar year for tax purposes	145,107	(113,791)
Income (loss) for tax return purposes	(83,764)	725,988
Series Twenty Seven [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	11,264	3,225,133
Operating limited partnership rents received in advance	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	0
Other	60,000	5,285,281
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(147,683)	(122,997)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(35,930)	(35,980)
Difference due to fiscal year for book purposes and calendar year for tax purposes	1,627	(3,477,575)
Income (loss) for tax return purposes	(110,722)	4,873,862
Series Twenty Eight [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(51,959)	(69,919)
Operating limited partnership rents received in advance	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	0
Other	339,622	194,238
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(161,011)	(195,312)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(79,198)	(74,586)
Difference due to fiscal year for book purposes and calendar year for tax purposes	35,381	(12,139)
Income (loss) for tax return purposes	82,835	(157,718)
Series Twenty Nine [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	57,356	203,747
Operating limited partnership rents received in advance	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(482,726)	80,369
Other	466,095	(129,500)
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(169,826)	(282,525)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(29,248)	(84,435)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(15,898)	(361,500)
Income (loss) for tax return purposes	(174,247)	(573,844)
Series Thirty [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	114,811	240,789
Operating limited partnership rents received in advance	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(499,568)	(21,019)
Other	0	782,386
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	(144,991)
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	(84,171)
Difference due to fiscal year for book purposes and calendar year for tax purposes	543,756	(228,100)
Income (loss) for tax return purposes	158,999	544,894
Series Thirty One [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	23,184	(75,968)
Operating limited partnership rents received in advance	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	0
Other	2,727,362	452,761
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(77,135)	(508,072)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(53,813)	(104,750)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(115,289)	(50,514)
Income (loss) for tax return purposes	2,504,309	(286,543)
Series Thirty Two [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	414,940	1,576,107
Operating limited partnership rents received in advance	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(706,411)	(1,847,595)
Other	(232,039)	(189,392)
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(377,975)	(529,903)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(110,705)	(113,242)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(1,170,704)	(971,004)
Income (loss) for tax return purposes	(2,182,894)	(2,075,029)
Series Thirty Three [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(61,753)	121,295
Operating limited partnership rents received in advance	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(153,668)	62,127
Other	(226,418)	(59,893)
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(116,835)	(166,677)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(104,643)	(106,881)
Difference due to fiscal year for book purposes and calendar year for tax purposes	51,357	(215,225)
Income (loss) for tax return purposes	(611,960)	(365,254)
Series Thirty Four [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(66,014)	(73,012)
Operating limited partnership rents received in advance	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(150,538)	(381,229)
Other	(25,493)	40,711
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(200,222)	(131,700)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(32,119)	(67,604)
Difference due to fiscal year for book purposes and calendar year for tax purposes	47,978	(83,107)
Income (loss) for tax return purposes	(426,408)	(695,941)
Series Thirty Five [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(32,532)	2,587,521
Operating limited partnership rents received in advance	729	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	(551,982)
Other	74,011	2,508,317
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(1,249)	(28,464)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(33,323)	(20,415)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(114,009)	(3,352,191)
Income (loss) for tax return purposes	(106,373)	1,142,786
Series Thirty Six [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	541,603	(60,762)
Operating limited partnership rents received in advance	0	2,778
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	(767,505)
Other	(248,568)	21,740
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(89,838)	(105,544)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(25,798)	(29,474)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(678,037)	(64,237)
Income (loss) for tax return purposes	(500,638)	(1,003,004)
Series Thirty Seven [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	1,015,799	90,852
Operating limited partnership rents received in advance	0	11,662
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(513,149)	(1,530,566)
Other	0	1,023,999
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	(71,171)
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(2,569,555)	(812,963)
Income (loss) for tax return purposes	(2,066,905)	(1,288,187)
Series Thirty Eight [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	25,195	(46,425)
Operating limited partnership rents received in advance	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(18,234)	(1,497,751)
Other	283,378	1,088,875
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(47,462)	(60,830)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(115,541)	(115,819)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(29,170)	(709,313)
Income (loss) for tax return purposes	98,166	(1,341,263)
Series Thirty Nine [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	0	(48,069)
Operating limited partnership rents received in advance	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	(933,785)
Other	0	0
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	0
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	0	(918,718)
Income (loss) for tax return purposes	0	(1,900,572)
Series Forty [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(58,641)	454,012
Operating limited partnership rents received in advance	0	(171)
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(188,856)	(270,989)
Other	11,225	196,272
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(245,256)	(529,771)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(100,410)	(137,534)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(70,802)	(444,218)
Income (loss) for tax return purposes	(652,740)	(732,399)
Series Forty One [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(114,941)	814,281
Operating limited partnership rents received in advance	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(379,997)	(392,649)
Other	(70,557)	278,963
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(378,620)	(453,901)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(99,598)	(141,798)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(480,362)	(593,397)
Income (loss) for tax return purposes	(1,524,075)	(488,501)
Series Forty Two [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(26,534)	265,175
Operating limited partnership rents received in advance	1,739	(1,477)
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	0
Other	(599,612)	(15,484)
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(474,867)	(579,351)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(63,314)	(119,125)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(3,043)	(547,917)
Income (loss) for tax return purposes	(1,165,631)	(998,179)
Series Forty Three [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	333,590	349,598
Operating limited partnership rents received in advance	0	(485)
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(747,332)	143,797
Other	83,515	239,450
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(382,848)	(638,082)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(142,652)	(139,389)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(238,908)	(961,052)
Income (loss) for tax return purposes	(1,094,635)	(1,006,163)
Series Forty Four [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(217,684)	(227,804)
Operating limited partnership rents received in advance	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	231,302	231,224
Other	653,692	491,352
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(362,927)	(407,845)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(739,375)	(294,302)
Difference due to fiscal year for book purposes and calendar year for tax purposes	285,562	(87,589)
Income (loss) for tax return purposes	(149,430)	(294,964)
Series Forty Five [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	412,104	(276,116)
Operating limited partnership rents received in advance	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(250,162)	281,324
Other	132,140	85,888
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(932,857)	(897,088)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(283,067)	(260,708)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(124,391)	(156,431)
Income (loss) for tax return purposes	(1,046,233)	(1,223,131)
Series Forty Six [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(174,420)	(169,749)
Operating limited partnership rents received in advance	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	29,196	(14,981)
Other	234,055	50,638
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(410,442)	(369,510)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(413,627)	(405,429)
Difference due to fiscal year for book purposes and calendar year for tax purposes	291,874	(54,246)
Income (loss) for tax return purposes	$ (443,364)	$ (963,277)